Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of outstanding borrowings
Outstanding borrowings as of December 31 are as follows:

	2013	2012
Short-term borrowings:
Federal Home Loan Bank advances	$1,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	—	1,000,000
	$1,000,000	$6,000,000

Schedule of borrowings with maturity dates	Borrowings at December 31, 2013 have maturity dates as follows:

Interest Rate
2014	5.33%	$1,000,000